Cash and cash equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and cash equivalents
4. Cash and cash equivalents

	December 31, 2023	December 31, 2022
Cash	727,271,193	365,764,558
BCRA - Unrestricted current account	359,854,081	502,637,074
Balances with other local and foreign institutions	55,824,596	53,988,779
Others	—	281,050
Allowances for ECL	(270,503)	(296,841)

TOTAL	1,142,679,367	922,374,620

It is worth mentioning that the balances of Cash and cash equivalents as of December 31, 2021, amounted to 1,324,071,770.